Schedule of Intangible Assets Estimated Useful Lives (Details)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
Customer Relationships [Member] | EUDA Health Limited [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life	6 years	6 years